Related Party Transactions (Details) - USD ($)					6 Months Ended		12 Months Ended
	Sep. 16, 2019	Apr. 10, 2019	Apr. 10, 2019	Oct. 01, 2016	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions (Details) [Line Items]
Annual base compensation				$ 370,000
Severance payment				$ 2,500,000
Annual salary	$ 624,000
Recognized expenses		$ 218,637	$ 218,637				$ 624,000	$ 624,000
Annual salary	$ 624,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Recognized expenses					$ 312,000	$ 312,000